SIGNIFICANT ACCOUNTING POLICIES - Remaining performance obligations (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue remaining performance obligation expected timing of satisfaction period	1 year
Remaining performance obligations	$ 38,438
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	152
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Services
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 38,286
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue remaining performance obligation expected timing of satisfaction period	1 year
Remaining performance obligations	$ 12,856
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Services
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 12,856
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
SIGNIFICANT ACCOUNTING POLICIES
Revenue remaining performance obligation expected timing of satisfaction period	1 year
Remaining performance obligations	$ 6,203
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Products
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Services
SIGNIFICANT ACCOUNTING POLICIES
Remaining performance obligations	$ 6,203